CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 4.3%
Cable & Satellite - 1.1%
Comcast Corporation - Class A	62,700	$ 1,838,991

Telecommunications - 3.2%
Verizon Communications, Inc.	139,686	5,303,878

Consumer Discretionary - 8.8%
Leisure Facilities & Services - 4.1%
McDonald's Corporation	29,255	6,750,299

Retail - Discretionary - 4.7%
Home Depot, Inc. (The)	28,575	7,884,985

Consumer Staples - 12.0%
Beverages - 3.2%
PepsiCo, Inc.	33,095	5,403,090

Household Products - 2.6%
Procter & Gamble Company (The)	34,930	4,409,912

Retail - Consumer Staples - 6.2%
Kroger Company (The)	106,221	4,647,169
Walmart, Inc.	43,502	5,642,209
		10,289,378
Energy - 6.3%
Oil & Gas Producers - 6.3%
Chevron Corporation	34,870	5,009,773
Exxon Mobil Corporation	63,314	5,527,945
		10,537,718
Financials - 19.9%
Asset Management - 8.4%
BlackRock, Inc.	10,764	5,923,214
Charles Schwab Corporation (The)	114,000	8,193,180
		14,116,394
Banking - 8.2%
JPMorgan Chase & Company	27,800	2,905,100
M&T Bank Corporation	23,890	4,212,285
Northern Trust Corporation	31,100	2,660,916
PNC Financial Services Group, Inc. (The)	26,300	3,929,746
		13,708,047

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Financials - 19.9% (Continued)
Insurance - 3.3%
Marsh & McLennan Companies, Inc.	36,400	$ 5,434,156

Health Care - 14.5%
Biotech & Pharma - 9.4%
Bristol-Myers Squibb Company	85,363	6,068,456
Johnson & Johnson	29,970	4,895,899
Merck & Company, Inc.	54,990	4,735,739
		15,700,094
Medical Equipment & Devices - 5.1%
Becton, Dickinson and Company	24,025	5,353,491
Medtronic plc	39,400	3,181,550
		8,535,041
Industrials - 17.7%
Aerospace & Defense - 1.2%
Raytheon Technologies Corporation	24,010	1,965,459

Commercial Support Services - 3.8%
Republic Services, Inc.	46,550	6,332,662

Electrical Equipment - 1.8%
Carrier Global Corporation	85,210	3,030,068

Machinery - 8.9%
Caterpillar, Inc.	35,930	5,895,394
Deere & Company	26,644	8,896,165
		14,791,559
Transportation & Logistics - 2.0%
Union Pacific Corporation	17,500	3,409,350

Materials - 1.7%
Chemicals - 1.7%
DuPont de Nemours, Inc.	57,891	2,917,706

Technology - 11.7%
Semiconductors - 5.1%
Intel Corporation	127,965	3,297,658
Texas Instruments, Inc.	33,965	5,257,103
		8,554,761

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Technology - 11.7% (Continued)
Software - 5.0%
Microsoft Corporation	35,775	$ 8,331,997

Technology Services - 1.6%
International Business Machines Corporation	23,000	2,732,630

Total Common Stocks (Cost $91,210,314)		$ 161,978,175

MONEY MARKET FUNDS - 3.2%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 2.95% (a) (Cost $5,396,188)	5,396,188	$ 5,396,188

Total Investments at Value - 100.1% (Cost $96,606,502)		$ 167,374,363

Liabilities in Excess of Other Assets - (0.1%)		(173,643)

Net Assets - 100.0%		$ 167,200,720

(a)	The rate shown is the 7-day effective yield as of September 30, 2022.